Commitment - Schedule of Commitments in Respect of Acquisition of Property, Plant and Equipment (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Commitments in Respect of Acquisition of Property, Plant and Equipment [Abstract]
Approved and contracted for	$ 28,563	RM 116,594	RM 561,587